Additional Information-Parent Company Only Condensed Financial Information Statement of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net cash generated from/(used in) operating activities	¥ 84,287	$ 13,226	¥ 179,180	¥ 383,822
Cash flows from investing activities:
Net cash used in investing activities	339,822	53,326	123,845	(1,335,013)
Cash flows from financing activities:
Proceeds from initial public offering, net of issuance cost				1,266,577
Net cash provided by/(used in) financing activities	(216,743)	(34,012)	(5,804)	1,268,396
Net increase/(decrease) in cash and cash equivalents	198,124	31,090	244,500	337,802
Cash and cash equivalents at beginning of year	1,127,055		884,676
Cash and cash equivalents at end of year	1,331,968	209,015	1,127,055	884,676
Parent company
Cash flows from operating activities:
Net cash generated from/(used in) operating activities	12,117	1,901	43,212	30,796
Cash flows from investing activities:
Purchase of short-term investments	(610,841)	(95,854)	(402,913)	(674,916)
Proceeds from maturities of short-term investments	549,344	86,204	808,562	5,996
Loans to Group companies	(446,270)	(70,030)	(823,116)	(1,294,894)
Repayments from Group companies	764,712	120,000	365,401	661,371
Other investing activities with external parties			(8,266)	(8,250)
Net cash used in investing activities	256,945	40,320	(60,332)	(1,310,693)
Cash flows from financing activities:
Proceeds from initial public offering, net of issuance cost				1,272,860
Other financing activities with external parties	(216,743)	(34,012)	696	1,819
Net cash provided by/(used in) financing activities	(216,743)	(34,012)	696	1,274,679
Effect of exchange rate changes on cash and cash equivalents	(2,813)	(441)	(51,506)	48,069
Net increase/(decrease) in cash and cash equivalents	49,506	7,768	(67,930)	42,851
Cash and cash equivalents at beginning of year	6,300	989	74,230	31,379
Cash and cash equivalents at end of year	¥ 55,806	$ 8,757	¥ 6,300	¥ 74,230